Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH FLOW FROM OPERATING ACTIVITIES:
Net Income	$ 153,055	$ 139,430	$ 141,148
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	289,132	270,111	253,027
Deferred income taxes	68,732	48,785	64,309
Changes in current assets and liabilities:
Accounts receivable, net of allowances	30,096	(39,850)	(3,683)
Accrued utility revenue	(1,500)	(800)	(1,200)
Deferred purchased gas costs	45,858	129,566	(69,339)
Accounts payable	21,695	(3,491)	(41,499)
Accrued taxes	26,340	(8,405)	(13,573)
Other current assets and liabilities	(29,551)	18,300	23,379
Gains on sale	(7,148)	(3,102)	(6,171)
Changes in undistributed stock compensation	5,456	2,914	7,973
AFUDC	(2,289)	(3,008)	(1,995)
Changes in other assets and deferred charges	16,960	(14,166)	(21,732)
Changes in other liabilities and deferred credits	(18,447)	10,863	15,779
Net cash provided by operating activities	598,389	547,147	346,423
CASH FLOW FROM INVESTING ACTIVITIES:
Construction expenditures and property additions	(529,531)	(488,000)	(396,898)
Acquisition of businesses, net of cash acquired	(17,000)	(9,261)	(190,497)
Restricted cash	0	785	1,233
Changes in customer advances	7,900	18,300	20,363
Miscellaneous inflows	13,039	8,354	11,611
Miscellaneous outflows	0	0	(1,400)
Net cash used in investing activities	(525,592)	(469,822)	(555,588)
CASH FLOW FROM FINANCING ACTIVITIES:
Issuance of common stock, net	472	35,396	405
Dividends paid	(83,317)	(74,248)	(66,275)
Centuri distribution to redeemable noncontrolling interest	(439)	(99)	0
Issuance of long-term debt, net	423,946	135,816	269,228
Retirement of long-term debt	(255,273)	(187,973)	(139,155)
Change in credit facility and commercial paper	(145,000)	0	140,000
Change in short-term debt	(18,000)	13,000	5,000
Principal payments on capital lease obligations	(1,354)	(1,420)	(434)
Other	(1,569)	41	(1,257)
Net cash provided by (used in) financing activities	(80,534)	(79,487)	207,512
Effects of currency translation on cash and cash equivalents	(194)	(1,407)	142
Change in cash and cash equivalents	(7,931)	(3,569)	(1,511)
Cash and cash equivalents at beginning of period	35,997	39,566	41,077
Cash and cash equivalents at end of period	28,066	35,997	39,566
Supplemental information:
Interest paid, net of amounts capitalized	67,440	66,623	65,552
Income taxes paid (received)	$ (19,032)	$ 43,225	$ 24,247